Subsequent Events (Details Narrative) - USD ($)							1 Months Ended	3 Months Ended
	Mar. 01, 2026	Feb. 05, 2026	Feb. 04, 2026	Jan. 30, 2026	Jan. 12, 2026	Oct. 27, 2025	Dec. 31, 2025	Jun. 30, 2025	Jun. 30, 2026	Dec. 31, 2024
Subsequent Event [Line Items]
Preferred stock shares, outstanding							17,494,820		14,651,864	26,560,266
Warrants issued	800,000					600,000
Warrant exercise price	$ 247
Debt description	(i) $45 per share for 225,000 shares for a period of 60 days; (ii) $55 per share for 187,500 shares for a period of 60 days; and (iii) $65 per share for 187,500 shares for a period of 75 days. Upon expiration of the reduced exercise price periods, the exercise price for the applicable warrants will revert to the original exercise price of $247 per share.		(i) the successful consummation of the direct listing and (ii) the closing of financings with aggregate gross proceeds of at least $5.0 million, the Company issued 20,911 shares of common stock to certain designees, representing 0.5% of the Company’s outstanding common stock on a fully diluted basis. The shares were issued as consideration for investment banking and advisory services and had an aggregate value of approximately $33,801,000, based on an implied value of $660.00 per share. The fair value of the shares issued was recorded as an increase to additional paid-in capital, with an offsetting reduction to additional paid-in capital as equity issuance costs related to the direct listing.
Series D Preferred Stock [Member]
Subsequent Event [Line Items]
Stock issued during the period, shares			98,902	131,867	93,407	109,891	115,385
Series E Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred stock shares, outstanding		682,770
Preferred stock shares, converted		73,893
Subsequent Event [Member]
Subsequent Event [Line Items]
Stock issued during the period, issuance costs			$ 306
Warrants issued	800,000
Warrant exercise price	$ 247
Debt description	(i) $45 per share for 225,000 shares for a period of 60 days; (ii) $55 per share for 187,500 shares for a period of 60 days; and (iii) $65 per share for 187,500 shares for a period of 75 days. Upon expiration of the reduced exercise price periods, the exercise price for the applicable warrants will revert to the original exercise price of $247 per share
Debt instrumental principal amount	$ 2,500,000
Bears interest rate	10.00%
Promissory note matures	Sep. 01, 2026
Subsequent Event [Member] | Series D Preferred Stock [Member]
Subsequent Event [Line Items]
Stock issued during the period, issuance costs			$ 506
Subsequent Event [Member] | Series E Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred stock shares, outstanding		682,770
Preferred stock shares, converted		73,893
Common Stock [Member]
Subsequent Event [Line Items]
Stock issued during the period, shares								10,190
Common Stock [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Stock issued during the period, shares					93,407
Stock issued during the period, shares additional					$ 850
Preferred Stock Including Additional Paid in Capital [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Stock issued during the period, shares				131,867
Stock issued during the period, shares additional				$ 1,200
Preferred Stock Including Additional Paid in Capital [Member] | Subsequent Event [Member] | Series D Preferred Stock [Member]
Subsequent Event [Line Items]
Stock issued during the period, shares			98,902
Stock issued during the period, shares additional			$ 900